ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY (Details)				3 Months Ended	12 Months Ended
	Jan. 19, 2023 USD ($) item $ / shares shares	Oct. 29, 2021 $ / shares shares	Mar. 22, 2021	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jan. 03, 2023 USD ($)	Sep. 07, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 31, 2020 $ / shares
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Condition for future business combination number of businesses minimum			1
Shares issued price per share | $ / shares		$ 10.20		$ 10.20	$ 10.20
Transaction costs				$ 16,664,843	$ 16,664,843
Underwriting fees				3,173,059	3,173,059
Deferred underwriting fee payable				12,100,000	12,100,000
Other offering costs				$ 1,391,784	$ 1,391,784
Condition for future business combination use of proceeds percentage				80	80
Condition for future business combination threshold percentage ownership				50	50
Maximum allowed dissolution expenses				$ 100,000	$ 100,000
Maximum number of times for extend the date by which the company must consummate an initial business combination | item	6
Additional extension period each time for the company to consummate an initial business combination	1 month
Combination period, after extensions	21 months
Number of public shares, shareholders exercised their right to redeem | shares	19,949,665			19,949,665
Amount removed from the trust account to pay holders	$ 206,500,000			$ 206,500,000
Redemption price per public share | $ / shares	$ 10.35			$ 10.35
Amount remain in the trust account	$ 31,500,000			$ 33,058,050	237,987,893			$ 234,604,006
Number of public shares outstanding | shares	3,050,335			3,050,335
Amount drawn down and outstanding				$ 1,495,000	$ 500,000
Obligation to redeem public shares if entity does not complete a business combination (as a percent)				100.00%	100.00%
Months to complete acquisition				21 months	21 months
Redemption of shares calculated based on business days prior to consummation of business combination (in days)				2 days	2 days
Condition for future business combination threshold net tangible assets				$ 5,000,001	$ 5,000,001
Redemption period upon closure				10 days	10 days
Cash held outside the trust account				$ 50,274	$ 10,436
Unsecured promissory note
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Amount drawn down and outstanding				$ 1,495,000
IPO
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Sale of units, net of underwriting discounts (in shares) | shares		23,000,000
Shares issued price per share | $ / shares		$ 10.00			$ 10.20				$ 10.20
Sale of private placement warrants (in shares) | shares				25,000	25,000
Months to complete acquisition				21 months	21 months
Private Placement | Private Placement Warrants
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Sale of private placement warrants (in shares) | shares		1,060,000
Sponsor | Unsecured convertible promissory note
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Principal amount of debt							$ 500,000
Sponsor | Extension Note
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Maximum borrowing capacity of related party promissory note	$ 990,000			$ 990,000
Sponsor | Private Placement
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Price of warrant per share | $ / shares		$ 10.00
Sponsor | Private Placement | Private Placement Warrants
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Sale of private placement warrants (in shares) | shares		1,060,000
Price of warrant per share | $ / shares		$ 10.00
Ananda Trust | Unsecured convertible promissory note
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Maximum borrowing capacity of related party promissory note						$ 500,000
Principal amount of debt							$ 500,000
Ananda Trust | Unsecured promissory note
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Maximum borrowing capacity of related party promissory note						$ 500,000